Investment in and Advances to Equity Accounted Investments - Additional Information (Detail)	1 Months Ended		6 Months Ended
	Oct. 31, 2014 USD ($) shares	Jan. 31, 2014 USD ($) shares	Jun. 30, 2015 USD ($) Vessel shares	Dec. 31, 2014 USD ($)	Oct. 31, 2014 NOK / shares	Aug. 01, 2014 USD ($)	Mar. 31, 2012 USD ($)
Investments in and Advances to Affiliates [Line Items]
Derivative asset			$ 5,526,000	$ 4,657,000
Tanker Investments Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership percentage			9.29%
Investment in equity accounted investment	$ 10,000,000	$ 25,000,000
Number of stock purchase warrants | shares		1
Derivative asset			$ 5,526,000
Preferred stock, voting rights			Elect one board member
Common share price per share, acquisition closing date | NOK / shares					NOK 69
Tanker Investments Ltd [Member] | Maximum [Member]
Investments in and Advances to Affiliates [Line Items]
Number of shares available through exercise of stock purchase warrant | shares		750,000
Tanker Investments Ltd [Member] | Common Stock [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock, shares purchased | shares	900,000	2,500,000
Tanker Investments Ltd [Member] | Preferred Stock [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock, shares purchased | shares		1
Teekay Tanker Operations Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership percentage						50.00%
Value of the assets acquired, including working capital						$ 23,700,000
Book value of the assets acquired, including working capital			$ 16,900,000
Excess of purchase price over book value of assets			6,800,000
Teekay Tanker Operations Ltd [Member] | Working Capital [Member]
Investments in and Advances to Affiliates [Line Items]
Business acquisition assets			$ 6,700,000
Teekay Tanker Operations Ltd [Member] | Class B [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Common Shares Issued | shares			4,200,000
Value of common shares when the purchase price was agreed upon			$ 17,000,000
Teekay Tankers and Wah Kwong Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership percentage			50.00%
Number of vessels | Vessel			1
Secured term loan maximum amount to be drawn							$ 68,600,000
Loan outstanding balance			$ 57,100,000	$ 60,000,000
Percentage of exposure to loan guarantee			50.00%
Teekay Tankers and Wah Kwong Joint Venture [Member] | Joint Venture Interest Rate Derivative [Member]
Investments in and Advances to Affiliates [Line Items]
Notional amount			$ 57,100,000
Fixed interest rate			1.47%
Percentage of interest rate swap agreement, description			The interest rate swap exchanges a receipt of floating interest based on 3-months LIBOR for a payment of a fixed rate of 1.47% every three months.